RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Changes and Error Corrections [Abstract]
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
The above non-cash restatements for the correction of an error affect the financial statements as follows:

Consolidated Balance Sheets

	December 31, 2013
	As Previously	As
	Reported	Restated
Total assets	$259,548	$214,766
Total liabilities	614,480	614,480
Total Vizio Medical Devices members' deficit	(354,786)	(390,045)
Noncontrolling interest	(146)	(9,669)

	December 31, 2012
	As Previously	As
	Reported	Restated
Total assets	$312,588	$304,661
Total liabilities	401,476	401,476
Total Vizio Medical Devices members' deficit	(31,190)	(36,469)
Noncontrolling interest	(57,698)	(60,346)

Consolidated Statements of Operations

	For the Year Ended December 31, 2013
	As Previously	As
	Reported	Restated
Net loss	$(1,026,324)	$(1,063,179)
Net loss attributable to noncontrolling interest	(191,443)	(198,318)
Net loss attributable to members	(834,881)	(864,861)

	For the Year Ended December 31, 2012
	As Previously	As
	Reported	Restated
Net loss	$(4,383,859)	$(4,391,786)
Net loss attributable to noncontrolling interest	(1,464,167)	(1,466,815)
Net loss attributable to members	(2,919,692)	(2,924,971)